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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21308

                           The China-U.S. Growth Fund
               (Exact name of registrant as specified in charter)

                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)

                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code:212-806-8800

Date of fiscal year end: October 31

Date of reporting period: October 31, 2004

ITEM 1.  REPORT(S) TO STOCKHOLDERS.

                                 THE CHINA-U.S.
                                   GROWTH FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 2004

                                     [LOGO]

Dear Shareholders,                                             December 14, 2004

THE YEAR IN REVIEW

      It was an unusual year for investing. Corporate profit growth in the United States has rarely been better, and both the U.S. and global economies expanded at a steady, stable clip with very low inflation for most of the year. But a tight presidential race, war in Iraq, rising energy and commodity prices, and continued investor skepticism kept the U.S. equity markets muted until November. Meanwhile, China's economy generated consistent and rapid GDP growth, but shares of Chinese companies listed in Hong Kong or Shanghai/Shenzhen were volatile. Even so, many of the relevant indices registered quite healthy gains for the fiscal year.

      In the United States, the fiscal year began on a positive note, and through March, the markets responded positively to strong manufacturing activity and growing consumer confidence. In April the mood started to shift. Energy prices were on the rise, economic growth led to concerns (which proved correct) that the Fed would soon raise interest rates, and the situation in Iraq was not improving. Perhaps just as unsettling to the markets, job growth lagged the broader economic recovery. As a result, the markets retreated from their March peak and progressively moved lower until August.

      By autumn, manufacturing activity and consumer spending had slowed. The price of oil continued to rise and the Fed increased the short-term rate from 1% to 1.75% by fiscal year end (October 31, 2004). The close presidential race generated passion but also created uncertainty, and the markets remained range-bound until Election Day. It may be a cliche, but investors truly dislike uncertainty, and the markets only moved up significantly after the election was over.

      As a result, for the year ended October 31, 2004, the U.S. equity markets experienced modest gains with the Dow gaining 4.46%, the Nasdaq up 2.68%, and the S&P 500 up 9.42%. The yield on the U.S. Treasury 10-year note was 4.05% on October 31, compared to 4.30% a year earlier.

      In China, the markets closely tracked concerns that China's economy was growing too quickly and at risk of overheating. These concerns reached a peak in the spring, and the Chinese government took several steps to tighten credit and slow down production. The result was a sharp drop in Chinese equities. However, after swooning nearly 30% between April and May, Chinese stocks began to recover as investors recognized that the measures to cool the economy were working. Growth continued at nearly double-digit rates, but inflation remained moderate. As a result, equities recovered; consumer spending was strong; commodity prices helped to propel the markets up; and real estate in both Hong Kong and the larger Chinese cities had a very strong summer.

PORTFOLIO MATTERS

      The China-U.S. Growth Fund gained 10.50% from November 3, 2003 (its inception), through the end of the fiscal year on October 31, 2004. During the same period, the S&P 500 Index was up 7.62%, while the MSCI Zhong Hua Index (a free float-adjusted index measuring China's and Hong Kong's market performance) gained 7.42%. We were overweighted relative to both benchmarks in consumer discretionary holdings, and on the whole these did very well, with strong returns from watch company Fossil, gaming company Wynn Resorts, fabric manufacturer Weiqiao Textile, and from Yum! Brands, which owns Kentucky Fried Chicken and Pizza Hut. Our holdings in Chinese automobile companies, however, were off sharply during the summer. Several consumer staples companies also contributed to our out-performance, most notably Archer-Daniels-Midland.

      Our holdings in energy stocks yielded mixed results, with positive returns from oil service company Schlumberger and slightly negative returns from integrated oil company PetroChina. In the materials sector, many of our holdings benefited from rising commodity prices, especially copper company Phelps Dodge and coal company Yanzhou Coal Mining, but several of our steel companies were down. Our holdings in financial and real estate stocks were largely positive, but an underweighting relative to the MSCI Zhong Hua during the summer negatively affected relative performance. In the industrial space, good stock picking led to strong returns, with standouts such as machine and equipment manufacturer Caterpillar, tool maker Danaher, and shipping and container company Cosco Pacific.

      Finally, our holdings in the information technology sector, where we were overweighted relative to both benchmarks, were moderately up. Some holdings were off quite sharply, including communications equipment maker 3Com, e-business software company I2 Technologies, and semiconductor companies Integrated Silicon Solutions and Taiwan Semiconductor Manufacturing. However, these were somewhat offset by very strong returns from Chinese on-line gaming company Shanda, wireless technology leader Qualcomm, and chip maker Advanced Micro Devices.

LOOKING AHEAD

      For the first time in many years, we believe that the U.S. market is no longer gripped by the irrational exuberance of the late 1990s or the irrational pessimism of the first years of the new millennium. Instead, we think that this market will reward or penalize companies based on how well those companies perform. As a result, heading into 2005, we expect to see steady and rational gains with less volatility than in past years. Relative to impressive corporate earnings growth and low interest rates, we believe that many U.S. companies are undervalued, and that those achieving solid, double-digit earnings should command better prices in the year ahead. China, meanwhile, seems to be managing its growth. While the pace should moderate to the high single digits in 2005, China is still a high-growth economy. The government has so far avoided the pitfall of overheating, and we feel confident in its ability both to check inflation and bank lending and to keep the economy moving forward at a robust clip.

      Alger is celebrating its 40th anniversary of managing money, and our investment philosophy and process remain the same. As always, we will continue to use our time-tested, disciplined approach in order to identify dynamic companies and invest in them. We value the trust you have placed in us, and we thank you. We look forward to the year ahead.

                                                Respectfully submitted,


     /s/ Dan C. Chung

     Dan C. Chung
     Chief Investment Officer


     /s/ Zachary Karabell

     Zachary Karabell
     Co-Portfolio Manager

THE CHINA-U.S. GROWTH FUND FUND HIGHLIGHTS THROUGH OCTOBER 31, 2004 (UNAUDITED)

HYPOTHETICAL $10,000 INVESTMENT FROM 11/3/03 TO 10/31/04

  [The following graph was depicted as a line chart in the printed materials.]

                                  [LINE CHART]

                               China             S&P 500              Zhong
         11/3/2003             10000              10000               10000
        10/31/2004             11050              10761               10742

The  chart  above  illustrates  the  change in value of a  hypothetical  $10,000 investment made in The China-U.S. Growth Fund, the S&P 500 Index and the MSCI Zhong Hau Index on November 3, 2003, the inception date of The China-U.S. Growth Fund, through October 31, 2004. Figures for The China-U.S. Growth Fund, the S&P 500 Index and the MSCI Zhong Hau Index (unmanaged indices of common stocks) include reinvestment of dividends.

PERFORMANCE COMPARISON AS OF 10/31/04

                                                                         SINCE
                                                                       INCEPTION
                                                                       ---------
THE CHINA-U.S. GROWTH FUND (INCEPTION 11/3/03)                           10.50%
S&P500 Index                                                              7.62%
MSCI Zhong Hau Index                                                      7.42%

THE FUND'S TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE CHINA-U.S. GROWTH FUND
SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

      As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, including redemption fees; and ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting May 1, 2004 and ending October 31, 2004.

ACTUAL EXPENSES

      The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled OExpenses Paid During the PeriodO to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                EXPENSES PAID
                        BEGINNING            ENDING           DURING THE PERIOD
                      ACCOUNT VALUE       ACCOUNT VALUE        MAY 1, 2004 TO
                       MAY 1, 2004      OCTOBER 31, 2004     OCTOBER 31, 2004(B)
                      -------------     -----------------    -------------------
Actual ............     $1,000.00           $1,069.70              $12.69
Hypothetical(a) ...      1,000.00            1,012.87               12.35

----------
(a)   5% annual return before expenses.
(b) Expenses are equal to the Fund's annualized expense ratio of 2.44%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2004

    SHARES     COMMON STOCKS -- 92.3%                                   VALUE
   --------                                                             -----
               UNITED STATES -- 50.1%
               AEROSPACE & DEFENSE -- 1.9%
       5,500   United Technologies Corporation ...................   $   510,510
                                                                     -----------
               COMMERCIAL BANKS -- 1.4%
       8,600   UCBH Holdings, Inc. ...............................       370,575
                                                                     -----------
               COMMUNICATION EQUIPMENT -- 3.2%
      26,400   Motorola, Inc. ....................................       455,664
       9,400   QUALCOMM Inc. .....................................       393,014
                                                                     -----------
                                                                         848,678
                                                                     -----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.4%
      30,000   Flextronics International Ltd.* ...................       361,500
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES -- 5.1%
      24,000   National-Oilwell, Inc.* ...........................       809,040
       8,600   Schlumberger Limited ..............................       541,284
                                                                     -----------
                                                                       1,350,324
                                                                     -----------
               FOOD & BEVERAGES -- 2.2%
      13,350   Yum! Brands, Inc. .................................       580,725
                                                                     -----------

               FOOD PRODUCTS -- 2.2%
      29,800   Archer-Daniels-Midland Company ....................       577,226
                                                                     -----------
               FREIGHT & LOGISTICS -- 1.9%
       5,600   FedEx Corp. .......................................       510,272
                                                                     -----------
               HOTELS, RESTAURANTS & LEISURE -- 1.0%
       4,300   Wynn Resorts, Limited* ............................       250,045
                                                                     -----------
               INFORMATION TECHNOLOGY SERVICES -- 1.1%
      58,400   Lionbridge Technologies, Inc.* ....................       273,896
                                                                     -----------
               INTERNET & CATALOG RETAIL -- .3%
       4,900   Elong Inc.* .......................................        66,640
                                                                     -----------
               INTERNET SOFTWARE & SERVICES -- 1.9%
      10,500   Netease.com Inc. ADR*# ............................       488,355
                                                                     -----------
               LEISURE & ENTERTAINMENT -- 2.3%
      20,000   Shanda Interactive Entertainment Ltd.* ............       607,780
                                                                     -----------
               MACHINERY -- 6.6%
       8,100   Caterpillar Inc. ..................................       652,374
       8,400   Danaher Corporation ...............................       463,092
      11,700   Joy Global Inc. ...................................       395,343
     260,000   Shanghai Zhenhua Port Machinery Co. Ltd. ..........       226,980
                                                                     -----------
                                                                       1,737,789
                                                                     -----------
               METALS & MINING -- 4.0%
       5,800   Phelps Dodge Corporation ..........................       507,732
      19,400   Schnitzer Steel Industries, Inc. Cl. A ............       548,050
                                                                     -----------
                                                                       1,055,782
                                                                     -----------
               MULTILINE RETAIL -- 2.3%
      20,900   Dollar Tree Stores, Inc.* .........................       604,010
                                                                     -----------

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                             -----
               OIL & GAS -- 3.2%
       2,800   Frontline Limited .................................   $   140,224
      23,900   OMI Corporation ...................................       429,005
       5,900   Teekay Shipping Corporation .......................       272,580
                                                                     -----------
                                                                         841,809
                                                                     -----------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT -- 4.6%
      75,900   Axcelis Technologies, Inc.* .......................       652,740
      51,900   Semiconductor Manufacturing International
                 Corporation ADR*# ...............................       560,001
                                                                     -----------
                                                                       1,212,741
                                                                     -----------
               SOFTWARE -- 1.3%
      14,875   PalmSource, Inc.* .................................       333,498
                                                                     -----------
               TEXTILES, APPAREL & LUXURY GOODS -- 2.2%
       3,750   NIKE, Inc. Cl. B ..................................       304,913
      10,400   Quiksilver, Inc.* .................................       283,400
                                                                     -----------
                                                                         588,313
                                                                     -----------
               Total United States (Cost $12,171,710) ............    13,170,468
                                                                     -----------
               CHINA -- 26.1%
               ADVERTISING -- 2.1%
   2,262,000   HC International, Inc. ............................       552,168
                                                                     -----------
               AIRLINES -- 1.0%
     642,000   China National Aviation Company Limited ...........       123,723
     374,000   China Southern Airlines Company Limited* ..........       129,736
                                                                     -----------
                                                                         253,459
                                                                     -----------
               AUTOMOTIVE -- .9%
     481,980   Chongqing Changan Automobile Co., Ltd. Cl. B ......       225,401
                                                                     -----------
               AUTOMOTIVE EQUIPMENT & SERVICE -- 1.0%
     341,400   Weifu High-Technology Co., Ltd Cl. B ..............       262,295
                                                                     -----------
               BEVERAGES -- 0%
          16   Yantai Changyu Pioneer Wine Company Limited .......            15
                                                                     -----------
               CHEMICALS -- .6%
     460,000   Sinopec Beijing Yanhua Petrochemical Company ......       166,956
                                                                     -----------
               DIVERSIFIED TELECOMMUNICATION SERVICES -- .9%
     716,000   China Telecom Corporation Limited Cl. H ...........       229,974
                                                                     -----------
               ELECTRIC UTILITIES -- 2.5%
     624,000   China Resources Power Holdings Company Limited ....       356,755
     380,000   Datang International Power Generation Company Limited     302,692
                                                                     -----------
                                                                         659,447
                                                                     -----------
               ELECTRICAL EQUIPMENT -- .7%
     157,200   Foshan Electrical and Lighting Co., Ltd. ..........       187,020
                                                                     -----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS -- .7%
     666,000   Digital China Holdings Limited* ...................       188,245
                                                                     -----------
               FOOD & STAPLES RETAILING -- .4%
     125,000   China Mengniu Dairy Company Limited* ..............       103,585
                                                                     -----------

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                             -----
               INDUSTRIAL CONGLOMERATES -- 2.5%
     120,000   China Merchants Holdings International Company
                 Limited .........................................   $   177,298
     348,000   China Resources Enterprise Limited ................       485,103
                                                                     -----------
                                                                         662,401
                                                                     -----------
               MACHINERY -- 1.4%
     184,000   Weichai Power Co., Ltd. ...........................       379,418
                                                                     -----------
               MARINE -- .7%
     430,000   China Shipping Container Lines Company Limited* ...       179,546
                                                                     -----------
               METALS & MINING -- 2.2%
   2,066,000   Shougang Concord Century Holdings Limited .........       199,075
     980,000   Zijin Mining Group Co., Ltd. ......................       380,870
                                                                     -----------
                                                                         579,945
                                                                     -----------
               OIL & GAS -- 2.1%
     460,000   China Petroleum & Chemical Corp. (Sinopec) ........       174,343
     708,000   PetroChina Company Limited Cl. H ..................       370,669
                                                                     -----------
                                                                         545,012
                                                                     -----------
               PAPER & FOREST PRODUCTS -- .9%
     366,200   Shandong Chenming Paper Holdings Ltd. .............       237,123
                                                                     -----------

               REAL ESTATE -- .9%
   1,122,000   China Overseas Land Investment Limited ............       245,057
                                                                     -----------
               ROAD & RAIL -- .7%
     418,000   Jiangsu Expressway Company Ltd ....................       177,221
                                                                     -----------
               TEXTILES, APPAREL & LUXURY GOODS -- .8%
     264,300   Luthai Textile Co., Ltd. ..........................       222,415
                                                                     -----------
               TRANSPORTATION -- 1.8%
     134,000   Cosco Pacific Limited .............................       231,554
     145,100   Shenzhen Chiwan Wharf Holdings Ltd. ...............       255,582
                                                                     -----------
                                                                         487,136
                                                                     -----------
               WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
     116,500   China Mobile (Hong Kong) Limited ..................       338,267
                                                                     -----------

               Total China (Cost $6,838,697) .....................     6,882,106
                                                                     -----------
               HONG KONG -- 15.1%
               ADVERTISING -- .4%
   2,152,000   SEEC Media Group Limited* .........................       110,593
                                                                     -----------
               COMMERCIAL BANKS -- 2.7%
     295,500   BOC Hong Kong (Holdings) Limited ..................       537,204
      13,500   Hang Seng Bank Limited ............................       179,514
                                                                     -----------
                                                                         716,718
                                                                     -----------
               DIVERSIFIED TELECOMMUNICATION SERVICES -- .8%
     452,000   Comba Telecom Systems Holding Limited* ............       206,154
                                                                     -----------
               FOOD PRODUCTS -- .5%
     166,000   Global Bio-chem Technology Group Company Limited ..       130,096
                                                                     -----------
               HOUSEHOLD DURABLES -- 1.0%
     742,000   Skyworth Digital Holdings Limited .................       255,008
                                                                     -----------

THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   --------                                                             -----
               MULTILINE RETAIL -- .7%
     132,000   Lifestyle International Holdings Limited ..........   $   186,549
                                                                     -----------
               REAL ESTATE -- 8.0%
      30,000   Cheung Kong (Holdings) Limited ....................       248,603
     872,000   Far East Consortium International Limited .........       235,267
     126,000   Hang Lung Properties Limited ......................       186,973
     143,216   Hysan Development Company Limited .................       237,360
     205,000   New World Development Company Limited .............       179,097
      16,000   Sun Hung Kai Properties Limited ...................       148,006
      72,500   Swire Pacific Limited .............................       512,302
     258,000   Wheelock and Company Limited ......................       362,960
                                                                     -----------
                                                                       2,110,568
                                                                     -----------
               SPECIALTY RETAIL -- 1.0%
     450,000   Giordano International Limited ....................       251,494
                                                                     -----------

               Total Hong Kong (Cost $3,981,511) .................     3,967,180
                                                                     -----------
               TAIWAN -- 1.0%
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT -- 1.0%
     368,000   Advanced Semiconductor Engineering Inc. ...........       253,378
                                                                     -----------

               Total Taiwan (Cost $253,475) ......................       253,378
                                                                     -----------
               Total Common Stocks (Cost $23,245,393) ............    24,273,132
                                                                     -----------
   PRINCIPAL
    AMOUNT
   ---------
               SHORT-TERM INVESTMENTS -- 7.2%
               U.S. AGENCY OBLIGATIONS
  $1,894,000   Federal Home Loan Banks, 1.65%, 11/1/04
                 (Cost $1,894,000) ...............................     1,894,000
                                                                     -----------
Total Investments
  (Cost $25,139,393)(a) ..............................      99.5%     26,167,132
Other Assets in Excess of Liabilities ................       0.5         122,876
                                                           -----     -----------
 Net Assets ..........................................     100.0%    $26,290,008
                                                           =====     ===========

----------
*     Non-income producing security.
#     American Depositary Receipts.
(a) At October 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $25,327,532 amounted to $839,600 which consisted of aggregate gross unrealized appreciation of $1,700,302 and aggregate gross unrealized depreciation of $860,702.

PORTFOLIO SUMMARY+ (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       Value (%)
--------------------------------------------------------------------------------

United States                                                              50.1%
China                                                                      26.1%
Hong Kong                                                                  15.1%
Taiwan                                                                      1.0%
Cash and Net Other Assets                                                   7.7%
                                                                          -----
                                                                          100.0%

+     Based on net assets.
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                               NOVEMBER 3, 2003 (I)
                                                                        TO
                                                               OCTOBER 31, 2004 (II)
                                                               ---------------------
Net asset value, beginning of period ...........................    $    10.00
Net investment loss (iii) ......................................         (0.08)
Net realized and unrealized gain (loss) on investments .........          1.13
                                                                    ----------
Total from investment operations ...............................          1.05
                                                                    ----------
Net assets value, end of period ................................    $    11.05
                                                                    ==========
Total return ...................................................         10.50%
                                                                    ==========
Ratios and Supplemental Data:
   Net assets, end of period (000's omitted) ...................    $   26,290
                                                                    ==========
   Ratio of expenses to average net assets .....................          2.44%
                                                                    ==========
   Ratio of net investment income (loss) to average net assets .         (0.81)%
                                                                    ==========
   Decrease reflected in above ratios due to expense
     reimbursement--Note 3(a) ..................................          0.43%
                                                                    ==========
   Portfolio turnover rate .....................................        267.42%
                                                                    ==========

----------
(i)   Commencement of operations.
(ii)  Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.

                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004

ASSETS:
   Investments in securities, at value (cost $25,139,393), see
      accompanying schedule of investments ...................                  $ 26,167,132
   Cash ......................................................                         4,109
   Foreign currency, at value (cost $379,810) ................                       381,350
   Receivable for investment securities sold .................                     1,078,250
   Receivable for shares of beneficial interest sold .........                        23,460
   Dividends receivable ......................................                        14,461
   Receivable from Investment Manager--Note 3(a) .............                        26,978
   Prepaid expenses ..........................................                        23,486
                                                                                ------------
       Total Assets ..........................................                    27,719,226
LIABILITIES:
   Payable for investment securities purchased ...............    $  1,268,810
   Payable for shares of beneficial interest redeemed ........          57,882
   Investment advisory fees payable ..........................          33,073
   Shareholder servicing fees payable ........................           5,512
   Transfer agent fees .......................................           2,894
   Trustees' fees payable ....................................           2,769
   Accrued expenses ..........................................          58,278
                                                                  ------------
       Total Liabilities .....................................                     1,429,218
                                                                                ------------
NET ASSETS ...................................................                  $ 26,290,008
                                                                                ============
NET ASSETS CONSIST OF:
   Paid-in capital ...........................................                  $ 25,450,405
   Undistributed net investment income (accumulated loss) ....                            --
   Undistributed net realized gain (accumulated loss) ........                      (188,136)
   Net unrealized appreciation (depreciation) of investments .                     1,027,739
                                                                                ------------
NET ASSETS ...................................................                  $ 26,290,008
                                                                                ============
   Net Asset Value Per Share .................................                  $      11.05
                                                                                ============

Shares of beneficial interest outstanding--Note 5 ............                     2,379,594
                                                                                ============

                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
STATEMENT OF OPERATIONS
NOVEMBER 3, 2003(I) TO OCTOBER 31, 2004

INVESTMENT INCOME:
   Income:
     Dividends (net of foreign witholding taxes of $1,477) ...                  $    289,558
     Interest ................................................                        19,071
                                                                                ------------
       Total Income ..........................................                       308,629
   Expenses:
     Investment advisory fees--Note 3(a) .....................    $    284,692
     Custodian fees ..........................................          85,578
     Shareholder servicing fees--Note 3(e) ...................          47,449
     Trustees' fees ..........................................          30,769
     Professional fees .......................................          30,692
     Printing ................................................          28,386
     Transfer agent fees--Note 3(b) ..........................          13,042
     Registration fees .......................................           6,352
     Miscellaneous ...........................................          17,158
                                                                  ------------
                                                                       544,118
      Less expense reimbursement--Note 3(a) ..................         (81,778)
                                                                  ------------
        Total Expenses .......................................                       462,340
                                                                                ------------
NET INVESTMENT LOSS ..........................................                      (153,711)
REALIZED AND UNREALIZED GAIN (LOSS)ON
   INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on investments .............................        (109,774)
Net realized loss on foreign currency transactions ...........          (4,968)
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations ..........       1,027,739
                                                                  ------------
       Net realized and unrealized gain on investments
          and foreign currency ...............................                       912,997
                                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ................................................                  $    759,286
                                                                                ============

----------
(i)   Commencement of operations.

                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                      NOVEMBER 3, 2003(I)
                                                                              TO
                                                                       OCTOBER 31, 2004
                                                                      -------------------
Net investment loss ................................................    $   (153,711)
Net realized loss on investments and foreign currency transactions .        (114,742)
Net change in unrealized appreciation (depreciation) on investments
   and foreign currency translations ...............................       1,027,739
                                                                        ------------
    Net increase in net assets resulting from operations ...........         759,286

Net increase from shares of beneficial interest transactions--Note 5      25,430,722
                                                                        ------------
      Total increase in net assets .................................      26,190,008
                                                                        ------------
Net assets:
  Beginning of period ..............................................         100,000
                                                                        ------------
  End of period ....................................................    $ 26,290,008
                                                                        ============

----------
(i)   Commencement of operations.

                       See Notes to Financial Statements.

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1--GENERAL:

      The China-U.S. Growth Fund (the OFundO) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund's investment objective is long-term capital appreciation. It seeks to achieve its objective by normally investing in equity securities which are publicly traded in the United States, China, Hong Kong and Taiwan markets. The Fund commenced operations on November 3, 2003 with the issuance of 10,000 shares at $10.00 per share to Fred Alger Management, Inc. (OAlger ManagementO), the Fund's investment manager. The Fund's fiscal year ends on October 31.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(A) INVESTMENT VALUATION--Investments of the Fund are valued on each day the New York Stock Exchange (the ONYSEO) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities listed on foreign exchanges are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price. Securities included within the Nasdaq market shall be valued at the Nasdaq official closing price (ONOCPO) on the day of valuation, or if there be no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in markets that close before the close of the NYSE. Normally, developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) will not be reflected in the Fund's net asset value. However, if it be determined that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Valuation Committee, under the direction of the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Occasionally, dividends are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends.

(C) FOREIGN CURRENCY TRANSLATIONS--The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statement of Operations.

(D) DIVIDENDS TO SHAREHOLDERS--Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

The characterization of distributions to shareholders for financial statement purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and foreign currency transactions. The reclassification had no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

(E)  FEDERAL  INCOME   TAXES--It  is  the  Fund's  policy  to  comply  with  the
requirements of the Internal Revenue Code applicable to regulated investment

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

companies and to distribute all of its investment company taxable income to its shareholders. Provided the Fund maintains such compliance, no federal income tax provision is required.

(F) INDEMNIFICATION--The Fund enters into contracts that contain a variety of indemnification provisions. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(G) OTHER--These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) INVESTMENT ADVISORY FEES--The Fund pays Alger Management a monthly fee at an annual rate of 1.50% based on the value of the Fund's average daily net assets. JF International Management Inc. (OJFIMO), a registered investment adviser, acts as sub-adviser to the Fund under a written sub-advisory agreement with Alger Management. JFIM's fees and compensation are paid by Alger Management.

Effective December 23, 2004, Alger Management has established an expense cap for the Fund, whereby it will reimburse the Fund if annualized operating expenses exceed 2.40% of average daily net assets. For the period ended October 31, 2004, Alger Management reimbursed the Fund $81,778. Alger Management has contractually agreed to extend the expense cap through February 28, 2005.

(B) TRANSFER AGENT FEES--Alger Shareholder Services, Inc. (OAlger ServicesO), an affiliate of Alger Management, served as transfer agent for the Fund. During the period ended October 31, 2004, the Fund incurred fees of $13,042 for services provided by Alger Services. Effective November 22, 2004, State Street Bank and Trust Company replaced Alger Services as the Fund's transfer agent. Transfer agent services are provided by State Street Bank and Trust Company's affiliate, Boston Financial Data Services, Inc.

(C) BROKERAGE COMMISSIONS--During the period ended October 31, 2004, the Fund paid Fred Alger & Company, Incorporated (OAlger Inc.O), an affiliate of Alger Management, $27,003 in connection with securities transactions.

(D) TRUSTEES' FEES--Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. The Fund pays each trustee who is not affiliated with Alger Management or its affiliates an annual fee of $8,000.

(E) SHAREHOLDER SERVICING FEES--The Fund has entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides the Fund with

THE CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ongoing servicing of shareholder accounts. As compensation for such services, the Fund pays Alger Inc. a monthly fee at an annual rate equal to .25% of the value of the Fund's average daily net assets.

NOTE 4--SECURITIES TRANSACTIONS:

During the period ended  October 31,  2004,  purchases  and sales of  investment
securities,   excluding  short-term   securities,   aggregated  $71,246,131  and
$47,887,922, respectively.

Transactions in foreign securities may involve certain considerations and risks not typically associated with those of U.S. companies because of, among other factors, the level of governmental supervision and regulation of foreign security markets, and the possibility of political or economic instability.

NOTE 5--SHARE CAPITAL:

      The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

      During the period ended October 31, 2004, transactions of shares of beneficial interest were as follows:

                                                SHARES                AMOUNT
                                                ------                ------
Shares sold ......................             2,538,362           $ 27,197,643
Shares redeemed ..................              (168,768)            (1,766,921)
                                            ------------           ------------
Net increase .....................             2,369,594           $ 25,430,722
                                            ============           ============

The Fund may impose a 2.00% redemption fee on Fund shares redeemed (including shares redeemed by exchange) less than one year after such shares were acquired. The fees retained by the Fund are included as paid-in capital on the Statement of Assets and Liabilities. During the period ended October 31, 2004, redemption fees were $29,528.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS:

      During the period ended October 31, 2004, no distributions were paid.

      As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income .............................                   --
Undistributed long-term gain ..............................                   --
Unrealized appreciation ...................................             $839,600

      The difference between book basis and tax basis unrealized appreciation is primarily to the tax deferral of losses on wash sales.

NOTE 7--REGULATORY MATTERS:

      The Office of the New York Attorney General, the Attorney General of West Virginia, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, and the United States Securities and Exchange Commission (OSECO) have contacted Alger Management in con-nection with their investigation of practices in the mutual fund industry identified as Omarket timingO and Olate tradingO of mutual fund shares. Alger Management does not believe that the foregoing investigations, or the outcome of certain related class actions and derivative suits that have been brought against Alger Management and other defendants primarily as a result of an October 2003 SECcivil proceeding against a former vice chairman of Alger Management's immediate parent, will materially affect its ability to perform its management contracts with any of the funds that it manages.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of The China - U.S. Growth Fund:

We have audited the accompanying statement of assets and liabilities of The China - U.S. Growth Fund, including the schedule of investments, as of October 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period November 3, 2003 (commencement of operations) to October 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The China - U.S. Growth Fund at October 31, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the period November 3, 2003 (commencement of operations) to October 31, 2004, in conformity with U.S. generally accepted accounting principles.


                                                    /s/ Ernst & Young LLP

December 15, 2004

TRUSTEES AND OFFICERS OF THE FUND

Information about the Trustees and officers of the Fund is set forth below. In the table the term OAlger Fund ComplexO refers to the Fund, The Alger Funds, The Alger American Fund, The Alger Institutional Funds, Spectra Fund and Castle Convertible Fund, Inc., each of which is a registered investment company managed by Fred Alger Management, Inc. (OAlger ManagementO). Each Trustee serves until an event of termination, such as death or resignation, or until his successor is duly elected; each officer's term of office is one year. Unless otherwise noted, the address of each person named below is 111 Fifth Avenue, New York, NY 10003.


                                                                                                    NUMBER OF
                                                                                                      FUNDS
                                                                                                IN THE ALGER FUND
                                                                                     TRUSTEE      COMPLEX WHICH
 NAME, AGE, POSITION WITH                                                            AND/OR        ARE OVERSEEN
   THE FUND AND ADDRESS                     PRINCIPAL OCCUPATIONS                 OFFICER SINCE     BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Zachary Karabell (37)         Senior Vice President (Vice President prior to October    2003             1
  Chairman of the Board       2003) and Senior Economic Analyst of Alger
                              Management since 2002; consultant and author
                              since 1997. Research Fellow at the Miller Center,
                              University of Virginia 1998-2000 and Visiting
                              Professor, Dartmouth College 1997.

Hilary M. Alger (42)          Trustee/Director of five of the six funds in the Alger    2003            17
  Trustee                     Fund Complex; Director of Development,
                              Pennsylvania Ballet, formerly Associate Director of
                              Development, College of Arts and Sciences,
                              University of Virginia, formerly Director of
                              Development and Communications, Lenox Hill
                              Neighborhood House.

NON-INTERESTED TRUSTEES

Stephen E. O'Neil (72)        Attorney; Private investor since 1981; Director of        2003            23
  Trustee                     Brown-Forman Corporation; Trustee/Director of the
                              six funds in the Alger Fund Complex; formerly of
                              Counsel to the law firm of Kohler & Barnes.

Lester L. Colbert, Jr. (70)   Private investor; Trustee/Director of five of the six     2003            17
  Trustee                     funds in the Alger Fund Complex. Formerly Chairman
                              of the Board and Chief Executive Officer of Xidex
                              Corporation.

Nathan E. Saint-Amand,        Medical doctor in private practice; Co-Partner Fishers    2003            23
  M.D. (66)                   Island Partners; Member of the Board of the
  Trustee                     Manhattan Institute; Trustee/Director of the
                              six funds in the Alger Fund Complex. Formerly
                              Co-Chairman Special Projects Committee of
                              Memorial Sloan Kettering.

Joseph S. Nye, Jr. (66)       Trustee/Director of the six funds in                      2003            23
  Trustee                     the Alger Fund Complex; Dean, John F.
                              Kennedy School of Government, Harvard
                              University, since 1995; Assistant Secretary
                              of Defense for International Security Affairs
                              1994-1995; Chairman, National Intelligence
                              Council, 1993-1994.

                                                                                                    NUMBER OF
                                                                                                       FUNDS
                                                                                                 IN THE ALGER FUND
                                                                                     TRUSTEE       COMPLEX WHICH
 NAME, AGE, POSITION WITH                                                            AND/OR        ARE OVERSEEN
   THE FUND AND ADDRESS                     PRINCIPAL OCCUPATIONS                 OFFICER SINCE     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------
OFFICERS

Dan C. Chung (42)             President, Director and Chief Investment Officer          2003            16
  President                   of Alger Management; President and Director
                              of Alger Associates (OAssociatesO), Fred Alger &
                              Company, Incorporated (OAlger Inc.O), Alger
                              Properties, Inc. (OPropertiesO), Alger Shareholder
                              Services, Inc. (OServicesO), Alger Life Insurance
                              Agency, Inc. (OAgencyO), Fred Alger International
                              Advisory S.A. (OInternationalO), Analysts Resources,
                              Inc. (OARIO) and Trust; Trustee/Director of four of
                              the six funds in the Alger Fund Complex.

Frederick A. Blum (51)        Executive Vice President and Treasurer of Alger Inc.,     2003            N/A
  Treasurer and               Alger Management, Properties, Associates, ARI,
  Assistant Secretary         Services and Agency since September 2003 and
                              Senior Vice President prior thereto; Treasurer or
                              Assistant Treasurer, and Assistant Secretary, of
                              each of the other five investment companies in
                              the Alger Fund Complex since the later of 1996 or
                              its inception. Director of SICAV and International
                              and Chairman of the Board (and prior thereto,
                              Senior Vice President) and Treasurer of Alger
                              National Trust Company since 2003.

Dorothy G. Sanders (49)       Senior Vice President, General Counsel and                2003            N/A
  Secretary                   Secretary of Alger, Inc., General Counsel and
                              Secretary of Associates, Agency, Properties,
                              Services, ARI and Alger Management; Secretary of
                              International and the six funds in the Alger Fund
                              Complex. Formerly Senior Vice President, Fleet
                              Financial Group.

Mr. Karabell is an Ointerested personO (as defined in the Investment Company
Act) of the Fund because of his affiliations with Alger Management. Mr. Karabell is a son-in-law of Fred M. Alger III, who holds in excess of 25% of the outstanding voting securities of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries, including Alger Management and Alger Inc. Mr. Alger holds his shares through a limited liability company, of which he is president and majority shareholder. Ms. Alger is an Ointerested personO because she is an immediate family member of Mr. Alger. No Trustee is a director of any public company except as may be indicated under OPrincipal Occupations.O Mr. Nye has given notice of his intention to resign as Trustee of the Fund. Ms. Sanders resigned as Secretary effective November 19, 2004.

The Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request by calling
(800) 992-3863.

NOTES:

NOTES:

NOTES:

THE CHINA-U.S. GROWTH FUND

111 Fifth Avenue
New York, NY 10003
(800) 254-3796
www.chinausgrowthfund.com

INVESTMENT MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266

This report is submitted for the general information of the shareholders of The China-U.S. Growth Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 254-3796 or online on the Fund's website at http://www.chinausgrowthfund.com or on the EDGARDatabase on the SEC's web site (http://www.sec.gov).

QUARTERLY FUND HOLDINGS

Commencing with the fiscal quarter ending July 31, 2004, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Fund's website at http://www.chinausgrowthfund.com or on the SEC's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 254-3796.

[LOGO]




SAC 61504 L1

       The China-U.S. Growth Fund
[LOGO] Boston Financial Data Services, Inc.
       P.O. Box 8480
       Boston, MA 02266




SAC 61504 L2

ITEM 2.  CODE OF ETHICS.

      (a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

      (b)   Not applicable.

      (c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

      (d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

      (e)   Not applicable.

      (f)   The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

      The Board of Trustees of the Registrant determined that Stephen E. O'Neil is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant's audit committee. Mr. O'Neil is an "independent" trustee - i.e., he is not an interested person of the Registrant as defined in the Investment Company Act of 1940, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      a)    Audit Fees:

            October 31, 2004      $18,000
            October 31, 2003      $ 4,500

      b)    Audit-Related Fees: NONE

      c)    Tax Fees for tax advice, tax compliance and tax planning:

            October 31, 2004      $     0
            October 31, 2003      $     0

      d)    ALL Other Fees:

            October 31, 2004      $ 2,500
            October 31, 2003      $     0

            Other fees include a review of the semi-annual financial statements.

      e)    1) Audit Committee Pre-Approval Policies And Procedures:

            Audit and non-audit services provided by the Registrant's independent registered public accounting firm (the "Auditors") on behalf the Registrant must be pre-approved by the Audit Committee. Non-audit services provided by the Auditors on behalf of the Registrant's Investment Adviser or any entity controlling, controlled by, or under common control with the Investment Adviser must be pre-approved by the Audit Committee if such non-audit services directly relate to the operations or financial reporting of the Registrant.

            2) All fees in item 4(b) through 4(d) above were approved by the Registrants' Audit Committee.

      f)    Not Applicable

      g)    Non-Audit Fees:

            October 31, 2004      $157,449 and 82,300 Euros
            October 31, 2003      $61,400 and 113,827 Euros

      h) The audit committee of the board of trustees has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principle accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

            Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

            Not applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            None

ITEM 10. CONTROLS AND PROCEDURES.

      (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

      (b) No changes in the Registrant's internal control over financial reporting occurred during the Registrant's last fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (a)   (1) Code of Ethics as Exhibit 99.CODE ETH

      (a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

      (b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The China-U.S. Growth Fund

By:  /s/ Dan C. Chung

         Dan C. Chung

         President

Date:  January 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  Dan C. Chung

         Dan C. Chung

         President

Date:  January 5, 2005

By: /s/  Frederick A. Blum

         Frederick A. Blum

         Treasurer

Date:    January 5, 2005